Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments By Category
Schedule of financial assets and financial liabilities

Financial assets and financial liabilities as of June 30, 2018 are as follows:

		Financial assets at fair value through profit or loss
	Financial assets at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial assets	Non-financial assets	Total
June 30, 2018
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 16)	21,096	-	-	-	21,096	6,078	27,174
Investment in financial assets:
- Equity securities in public companies	-	824	-	135	959	-	959
- Equity securities in private companies	-	-	-	1,168	1,168	-	1,168
- Deposits	1,397	32	-	-	1,429	-	1,429
- Bonds	10	13,933	505	-	14,448	-	14,448
- Mutual funds	-	6,911	-	-	6,911	-	6,911
- Others	-	1,642	-	793	2,435	-	2,435
Derivative financial instruments:
- Crops futures contracts	-	57	-	-	57	-	57
- Swaps	-	-	-	-	-	-	-
- Crops options contracts	-	30	-	-	30	-	30
- Foreign-currency options contracts	-	11	-	-	11	-	11
- Foreign-currency future contracts	-	-	71	-	71	-	71
- Others	-	-	16	-	16	-	16
Restricted assets (ii)	6,426	-	-	-	6,426	-	6,426
Financial assets held for sale
- Clal	-	12,254	-	-	12,254	-	12,254
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	6,834	-	-	-	6,834	-	6,834
- Short-term bank in deposits	350	-	-	-	350	-	350
- Mutual funds	-	353	-	-	353	-	353
- Short-term investments	28,334	2,779	-	-	31,113	-	31,113
Total assets	64,447	38,826	592	2,096	105,961	6,078	112,039

		Financial liabilities at fair value
	Financial liabilities at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial liabilities	Non-financial liabilities	Total
June 30, 2018
Liabilities as per Statement of Financial Position
Trade and other payables (Note 19)	16,678	-	-	-	16,678	4,791	21,469
Borrowings (excluding finance lease liabilities) (Note 21)	219,375	-	-	-	219,375	-	219,375
Finance lease obligations (Note 21)	170	-	-	-	170	-	170
Derivative financial instruments:
- Crops futures contracts	-	58	-	-	58	-	58
- Forward contracts	-	-	118	-	118	-	118
- Foreign-currency future contracts	-	45	8	-	53	-	53
- Crops options contracts	-	27	-	-	27	-	27
- Foreign-currency options contracts	-	18	-	-	18	-	18
- Swaps	-	1	47	-	48	-	48
- Others	-	8	-	24	32	-	32
Total liabilities	236,223	157	173	24	236,577	4,791	241,368

Financial assets and financial liabilities as of June 30, 2017 were as follows

		Financial assets at fair value through profit or loss
	Financial assets at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial assets	Non-financial assets	Total
June 30, 2017
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 16)	19,975	-	-	-	19,975	4,153	24,128
Investment in financial assets:
- Equity securities in public companies	-	1,665	-	82	1,747	-	1,747
- Equity securities in private companies	-	15	-	964	979	-	979
- Deposits	1,235	14	-	-	1,249	-	1,249
- Bonds	-	4,490	425	-	4,915	-	4,915
- Mutual funds	-	3,986	-	-	3,986	-	3,986
- Others	-	749	-	-	749	-	749
Derivative financial instruments:
- Crops options contracts	-	10	-	-	10	-	10
- Swaps	-	-	29	-	29	-	29
- Warrants	-	-	26	-	26	-	26
- Foreign-currency options contracts	-	4	-	-	4	-	4
- Foreign-currency future contracts	-	-	27	-	27	-	27
Financial assets held for sale	-	8,562	-	-	8,562	-	8,562
Restricted assets (ii)	1,069	-	-	-	1,069	-	1,069
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	8,731	-	-	-	8,731	-	8,731
- Short-term bank in deposits	5	-	-	-	5	-	5
- Mutual funds	-	302	-	-	302	-	302
- Short-term investments	14,510	1,815	-	-	16,325	-	16,325
Total assets	45,525	21,612	507	1,046	68,690	4,153	72,843

		Financial liabilities at fair value
	Financial liabilities at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial liabilities	Non-financial liabilities	Total
June 30, 2017
Liabilities as per Statement of Financial Position
Trade and other payables (Note 19)	20,557	-	-	-	20,557	5,401	25,958
Borrowings (excluding finance lease liabilities) (Note 21)	135,180	-	-	-	135,180	-	135,180
Finance lease obligations (Note 21)	132	-	-	-	132	-	132
Derivative financial instruments:
- Crops futures contracts	-	11	-	-	11	-	11
- Forward contracts	-	5	152	10	167	-	167
- Foreign-currency future contracts	-	9	5	-	14	-	14
- Crops options contracts	-	4	-	-	4	-	4
- Foreign-currency options contracts	-	4	-	-	4	-	4
Total liabilities	155,869	33	157	10	156,069	5,401	161,470

(i) The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 21).

(ii) Corresponds to deposits in guarantee and escrows.

Schedule of book value of financial instruments recognized

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.18			06.30.17
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	22,086	(990)	21,096	20,879	(904)	19,975
Financial liabilities
Trade and other payables	17,668	(990)	16,678	21,461	(904)	20,557

Schedule of income, expense, gains and losses on financial instruments

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income	814	-	814
Interest expenses	(8,259)	-	(8,259)
Foreign exchange loss	(14,263)	-	(14,263)
Dividends income	82	-	82
Fair value gains financial assets at fair value through profit or loss	-	623	623
Loss on debt swap	(2,228)	-	(2,228)
Capitalized finance costs	74	-	74
Loss from derivative financial instruments (except commodities)	-	(324)	(324)
Gain on the revaluation of receivables arising from the sale of farmland	-	85	85
Other financial results	(431)	-	(431)
Net result (i)	(24,211)	384	(23,827)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2017
Interest income	755	-	755
Interest expenses	(6,351)	-	(6,351)
Foreign exchange loss	(1,548)	-	(1,548)
Dividends income	68	-	68
Fair value gains financial assets at fair value through profit or loss	-	3,026	3,026
Loss from repurchase of Non-convertible Notes	(31)	-	(31)
Gain from derivative financial instruments (except commodities)	-	146	146
Gain on the revaluation of receivables arising from the sale of farmland	-	37	37
Other financial results	(805)	-	(805)
Net result (i)	(7,912)	3,209	(4,703)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2016
Interest income	657	-	657
Interest expenses	(2,688)	-	(2,688)
Foreign exchange loss	(3,265)	-	(3,265)
Dividends income	72	-	72
Capitalized finance costs	-	-	-
Fair value loss in financial assets at fair value through profit or loss	-	(1,247)	(1,247)
Loss from repurchase of Non-convertible Notes	(39)	-	(39)
Gain from derivative financial instruments (except commodities)	-	1,108	1,108
Gain on the revaluation of receivables arising from the sale of farmland	-	33	33
Impairment of property, plant and equipment	-	-	-
Other financial results	(677)	-	(677)
Net result (i)	(5,940)	(106)	(6,046)

(i) Included within “Financial results, net“ in the Statements of Income.

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

The following table presents the changes in Level 3 financial instruments as of June 30, 2018 and 2017:

	Investments in financial assets - Public companies' securities	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Loans - non-recourse loan	Total
Balances at June 30, 2016	499	-	1,324	140	(10,999)	(9,036)
Additions and acquisitions	65	(8)	44	-	-	101
Currency translation adjustment	21	(2)	169	6	242	436
Reclassification to liabilities held for sale (Note 4)	-	-	-	-	11,272	11,272
Write off	(702)	66	-	(146)	-	(782)
Gains and losses recognized in the year (i)	199	(66)	(573)	-	(515)	(955)
Balances at June 30, 2017	82	(10)	964	-	-	1,036
Additions and acquisitions	-	-	34	526	-	560
Transfer to level 1 (ii)	-	-	(100)	-	-	(100)
Currency translation adjustment	-	(14)	489	78	-	553
Deconsolidation (Note 4.(l))	-	-	(126)	-	-	(126)
Write off	(67)	-	-	-	-	(67)
Gains and losses recognized in the year (i)	120	-	(93)	189	-	216
Balances at June 30, 2018	135	(24)	1,168	793	-	2,072

(i) Included within “Financial results, net” in the Statements of income.

(ii) The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.

Schedule of changes in Level 3 instruments

The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Trade and other receivables -. Cellcom	Discounted cash flows	Discount interest rate.	Level 3	3.3
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Preferred shares of Condor	Binomial tree – Theoretical price I	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 3	Underlying asset price 1.8 to 2.2 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Promissory note	Discounted cash flows - Theoretical price	Market interest-rate (Libor rate curve)	Level 3	Market interest-rate 1.8% to 2.2%
Warrants of Condor	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 2	Underlying asset price 1.8 to 1.7 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
TGLT Non-convertible Notes	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate.	Level 3	Underlying asset price 8 to 12 Share price volatility 50% to 70% Market interest-rate 8% to 9%
Call option of Arcos	Discounted cash flows	Projected revenues and discounting rate.	Level 3	-
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments - Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*) An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

As of June 30, 2018, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group.